Related Party Transactions (Details)	Jun. 30, 2025 USD ($) ft²	Dec. 31, 2024 USD ($)
Related Party Transactions [Line Items]
Square feet | ft²	5,382
Mr. Gang Li, [Member]
Related Party Transactions [Line Items]
Due to a related party | $	$ 2,811	$ 772,489